Related Party Transactions - Related Party Loans received and Administrative Support Agreement (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2020	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Related Party Loans
Related Party Transactions
Amount of borrowing outstanding		$ 0		$ 0		$ 0	$ 0
Maximum working capital convertible					$ 1,500,000		$ 1,500,000
Working capital convertible price					$ 10.00		$ 10.00
Working capital loan					$ 0		$ 0
Administrative Support Agreement
Related Party Transactions
Accrued office space and general administrative services					30,000	$ 75,000	195,000
Out-pocket expense ceiling limit					0		0
Sponsor | Related Party Loans
Related Party Transactions
Maximum borrowings from related party	$ 422,000		$ 100,000
Sponsor | Administrative Support Agreement
Related Party Transactions
Office space and general administrative services expenses per month					10,000		$ 10,000
Cowen Investments, LLC | Related Party Loans
Related Party Transactions
Maximum borrowings from related party			$ 100,000		$ 422,000